BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2021
BUSINESS COMBINATION
BUSINESS COMBINATION
8.	BUSINESS COMBINATION

Rocketrip (“RT”) Acquisition

On September 3, 2020 (the ‘acquisition date’), Mondee completed the acquisition of Rocketrip.Rocketrip is a travel rewards platform that helps businesses reduce travel spend by incentivizing employees to save when they travel for business. Rocketrip provides real-time insight into traveler behavior and allows companies to use this data to facilitate the changes necessary to meet major company objectives such as cost savings and online booking compliance. The primary reason for the acquisition was to expand the Company’s footprint to reach enterprise business travelers. Mondee’s consolidated statements of operations include the operating results of Rocketrip from the date of acquisition. Mondee acquired 100% stake in Rocketrip.

The Company accounted for this acquisition as a business combination. The acquisition date fair value of purchase consideration is given below.

Purchase Price Consideration
Cash consideration(i)	$2,500
Issuance of shares of Parent stock and Put Option(ii)	3,133
Deferred issuance of shares of Parent stock and Put Option(iii)	2,611
Total purchase price consideration	$8,244
(i.)	Cash consideration of $2,500 includes repayment of RT historical payment obligations, cash paid for seller fees, and outstanding debt obligations.
(ii.)	The Parent issued on date of the agreement 4,233,102 of Class F stocks and put options on each share
(iii.)	On the 5th Anniversary of the acquisition agreement the Parent will issue 3,528,585 shares of Class F share and put options on each stock. In the event of a sale of the Company prior to the delivery of the Deferred shares, the Parent will be obligated to accelerate the issuance of the deferred shares.

As part of the acquisition, the Parent issued put options on the shares issued whereby the erstwhile shareholders of Rocketrip (the ‘sellers’) would have the right to sell the shares of Parent stock issued as part of the purchase consideration back to Mondee Holdings LLC at the original price per stock as of the acquisition date. The sellers may exercise the put options beginning on September 3, 2020, for a period of 57 months, thereafter. If the sellers choose to exercise the put option, the sellers must sell 100% of the shares received on acquisition.

In connection with the acquisition, all classes of Rocketrip stock options that were outstanding on the date of acquisition (whether vested or unvested), were terminated and cancelled and no consideration was delivered in the exchange.

The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of acquisition (in thousands):

Trade accounts receivables	$745
Prepaid and other current assets	2,116
Property and equipment, net	105
Intangible assets	4,162
Trade accounts payable	(684)
Accrued expenses and other current liabilities	(696)
Deferred revenue	(4,906)
Other non-current liabilities	(19)
Net identifiable assets	823
Goodwill	7,421
Total purchase consideration	$8,244

Goodwill

The excess of the purchase price consideration over the fair values assigned to the assets acquired and liabilities assumed represents the goodwill resulting from the Rocketrip acquisition. Goodwill is primarily attributable to expected post-acquisition synergies from integrating Rocketrip’s technology with Mondee’s platform and technology. Goodwill recorded in connection with the acquisition is not deductible for income tax purposes. The goodwill attributable to the acquisition was recorded as a non-current asset and is not amortized but is subject to an annual review for impairment.

Identifiable Intangible Assets

The Company determined that Rocketrip’s separately identifiable assets were customer relationships, trade names, and developed technology. The Company amortizes the acquired intangibles over their estimated useful lives as set forth in the table below:

	Useful life (years)	Fair value
Customer relationships	5	$1,825
Trade names	—	1,551
Developed technology	5	786
Total acquired intangibles		$4,162

Since the acquisition, the Company will now be operating as two operating segments.

The amounts of revenue and pretax loss of Rocketrip included in the Company’s consolidated statement of operations from the acquisition date of September 3, 2020 have been disclosed in Note 14 to the consolidated financial statements.

Cosmopolitan Travel Services, Inc. (“CTS”) Acquisition

On February 6, 2020, Mondee completed the acquisition of Cosmopolitan Travel Services, Inc. (“CTS”), purchasing 100% equity in CTS. CTS is a leading airline ticket consolidator focused on the cross Atlantic and Indian sub-continent markets. CTS offers wholesale services in air transportation and other travel booking, ticketing, itinerary scheduling, and tour operation services. CTS was founded in 1952 and is headquartered in Saint Clair Shores, Michigan with additional offices in Georgia, New York, Los Angeles,

Maryland, Colorado, Illinois, Florida, Minnesota, Texas, Greece, Canada, Peru, and India. The primary reason for the acquisition was to integrate CTS’ travel agencies and services with Mondee’s platform and technology.

The Company has accounted for this acquisition as a business combination. The Company incurred approximately $167 in transaction costs related to the acquisition, all of which was incurred during the year ended December 31, 2020. These expenses were recorded in general and administrative expense in the accompanying consolidated statement of operations for the year ended December 31, 2020.

The acquisition date fair value of the consideration transferred to CTS was approximately $74,448, including the following:

Purchase price consideration
Cash consideration(i)	$39,000
Issuance of Parent stock and put options(ii)	35,448
Total purchase price consideration	$74,448
(i)	Cash consideration of $39,000 includes cash transferred to selling shareholders, repayment of CTS’ historical payment obligations, and cash paid for seller fees.
(ii)	Pursuant to the Merger Agreement dated February 6, 2020, and the First Amendment to the Business Combination dated May 4, 2020, the Parent issued 37,857,222 Class F shares and put options on each share, allowing CTS shareholders to resell the shares.

As part of the acquisition, the Parent issued put options whereby the erstwhile shareholders of CTS (the ‘sellers’) would have the right to sell the shares of Parent stock issued as part of the purchase consideration back to the Parent at the original price per stock as of the acquisition date. The sellers may exercise the put option beginning on February 6, 2024 for a period of 60 days thereafter. If the sellers choose to exercise the put option, the sellers must sell back to the Parent 100% of the shares received on acquisition.

The following table summarizes the preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition (in thousands):

Cash and cash equivalents	$6,588
Restricted short-term investments	2,572
Trade accounts receivable	5,108
Other non-current assets	143
Property and equipment, net	23
Intangible assets, net	51,621
Trade accounts payable	(4,296)
Accrued expenses and other current liabilities	(4,909)
Deferred tax liability	(14,124)
Net identifiable assets	42,726
Goodwill	31,722
Total purchase consideration	$74,448

Goodwill

The excess of the consideration for CTS over the fair values assigned to the assets acquired and liabilities assumed represents the goodwill resulting from the acquisition. Goodwill is primarily attributable to expected post-acquisition synergies from integrating CTS’ travel agencies and services with Mondee’s platform and technology. Goodwill recorded in connection with the acquisition is not deductible for income tax purposes. The goodwill attributable to the acquisition was recorded as a non-current asset and is not amortized, but is subject to an annual review for impairment.

Identifiable Intangible Assets

The Company determined that CTS’ separately identifiable intangible assets were customer relationships, trade names, and developed technology. The Company amortizes the acquired intangibles over their estimated useful lives as set forth in the table below.

	Useful life (years)	Fair value
Customer relationships	10	$43,083
Trade names	—	4,977
Developed technology	10	3,561
Total acquired intangibles		$51,621

Since the acquisition, the Company continued to operate as one operating segment.

The amounts of revenue and pretax loss of CTS included in the Company’s consolidated statements of operations from the acquisition date of February 6, 2020, were $17,164 and $6,008, respectively.

LBF Acquisition

On December 20, 2019, Mondee completed the acquisition of LBF Travel Holdings LLC (“LBF”).LBF is a travel company that assists leisure and business travelers with researching, planning, and booking travel options, using a proprietary retail flight search engine. Mondee’s consolidated statements of operations include the operating results of the LBF business from the date of acquisition. The primary reason for the acquisition was to integrate LBF’s proprietary technology into the Mondee platform and for the LBF development team to work with the Mondee developers to add the functionality and products in the LBF technology to a new hybrid platform.

The Company has accounted for this acquisition as a business combination. The Company incurred approximately $173 in transaction costs related to the acquisition, all of which was incurred during the year ended December 31, 2019. These expenses were recorded in general and administrative expense in the accompanying consolidated statements of operations for the years ended December 31, 2019 and 2020.

The final purchase consideration transferred to LBF was approximately $21,620, including the following:

Purchase price consideration
Assumed liability(i)	$3,423
Promissory notes issued(ii)	1,750
Issuance of shares of Parent stock and Put Option(iii)	16,051
Earn-out consideration(iv)	396
Total purchase price consideration	$21,620
(i)	Assumed liability of $3,423 LBF’s historical payment obligations assumed by the Company.
(ii)	Promissory note issued to erstwhile shareholder of LBF (Refer note 13)
(iii)	The Parent issued on date of the agreement 18,035,146 of Class F stocks and put options on each stock
(iv)	Earn-out consideration as given below

An arrangement was entered into on the date of acquisition whereby the Company will make two payments to the former shareholders (the ‘sellers’) of LBF based on LBF’s future performance. The first payment will be made at the end of fiscal 2020 and the second payment at end of fiscal 2021. The minimum payment under the arrangement is $0 and the maximum payment under the arrangement is $2,700 in aggregate. As of the acquisition date, the fair value of the earn-out recognized was $396.

On May 15, 2020, the earn-out consideration arrangement was amended to change the performance periods and payment dates from fiscal years 2020 and 2021 to fiscal years 2021 and 2022. The fair value of the earn-out liability is estimated using scenario-based methods or option pricing methods based on future performance. The earn-out consideration is included in accrued expenses and other current liabilities on the Company’s consolidated balance sheets. The Company had $597 and $332 included in accrued expenses and other current liabilities related to the earn-out, representing the fair value of the earn-out consideration at the end of fiscal 2021 and 2020.

As part of the acquisition, the Parent issued put options whereby the sellers would have the right to sell the shares of Parent stock issued as part of the purchase consideration back to Mondee Holdings LLC at the original price per unit as of the acquisition date. The sellers may exercise the put option beginning on July 1, 2022 for a period of 45 days. If the sellers choose to exercise the put option, the sellers must sell back to the Parent 100% of the shares received on acquisition. The sellers may not sell back any less than the issued shares.

The following table summarizes the preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition:

Cash	$1,146
Trade accounts receivable	2,518
Property and equipment, net	284
Prepaid expenses and other current assets	591
Other non-current assets	384
Intangible assets	14,140
Trade accounts payable	(12,788)
Other non-current liabilities	(42)
Accrued liabilities	(1,399)
Net identifiable assets	4,834
Goodwill	16,786
Total purchase price consideration	$21,620

Goodwill

The excess of the purchase price consideration over the fair values assigned to the assets acquired and liabilities assumed represents the goodwill resulting from the LBF acquisition. Goodwill is primarily attributable to expected post-acquisition synergies from integrating LBF’s proprietary technology into the Mondee platform. Goodwill recorded in connection with the acquisition is deductible for income tax purposes.

The goodwill attributable to the acquisition was recorded as a non-current asset and is not amortized, but is subject to an annual review for impairment.

Identifiable Intangible Assets

The Company determined that LBF’s separately identifiable intangible assets were customer relationships, trade names, and developed technology. The Company amortizes the acquired intangibles over their estimated useful lives as set forth in the table below.

	Useful life (years)	Fair value
Supplier relationships	15	$5,767
Trade name	—	5,500
Developed technology	10	2,873
Total acquired intangibles		$14,140

Since the Acquisition, the Company continued to operate as one operating segment.